Shareholder Report, Holdings (Details) - C000032333	Jun. 30, 2024
0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.30%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	37.50%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	19.90%
AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	96.80%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.40%